Supplemental Cash Flow Information (Details) - Schedule of non-cash investing activities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of non-cash investing activities [Abstract]
Satellites, property and other equipment	$ 2,963	$ 29,234	$ 3,795
Intangible assets		$ (3,263)	$ 3,635